Fair Value and Fair Value Hierarchy of Financial Instruments	12 Months Ended
Dec. 31, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS
40.	FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS

The carrying amounts of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, are as follows:

	As at December 31
	Carrying amounts			Fair values
	2023	2024	2024	2023	2024	2024
	RMB	RMB	US$	RMB	RMB	US$

Financial assets
Financial assets at FVTPL	1,951	1,141	156	1,951	1,141	156
Financial assets included in other non-current assets	3,000	2,439	334	2,758	2,311	317
Total	4,951	3,580	490	4,709	3,452	473
Financial liabilities
Non-current portion of long-term payables	18,299	-	-	18,299	-	-
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	1,166,267	868,642	119,003	1,155,556	859,707	117,779
Total	1,184,566	868,642	119,003	1,173,855	859,707	117,779

Management has assessed that the fair values of cash and bank balances, trade receivables, financial assets included in prepayments, deposits and other receivables, trade payables, the current portion of long-term payables, the current portion of interest-bearing bank and other borrowings, financial liabilities included in other payables, and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments, or the interest rate being approximate to the discount rate of current market.

The Group’s finance department is responsible for determining the policies and procedures for the fair value measurement of financial instruments. The finance manager reports directly to the chief financial officer and the audit committee. At each reporting date, the finance department analyses the movements in the values of financial instruments and determines the major inputs applied in the valuation. The directors review the results of the fair value measurement of financial instruments periodically for annual financial reporting. The fair values of the financial assets and liabilities are included at the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The following methods and assumptions were used to estimate the fair values:

The fair values of the financial assets and liabilities included in other non-current assets, the non-current portion of long-term payables, and the non-current portion of interest-bearing bank and other borrowings have been calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities. The Group’s own non-performance risk for other non-current assets, long-term payables and interest-bearing bank and other borrowings as at December 31, 2024 was assessed to be insignificant.

The fair value of listed equity investment was based on quoted market prices. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to determine the fair value of an instrument are observable, the instruments are included in Level 2. If one or more of the significant inputs are not based on observable market data, the instrument is included in Level 3.

For Level 3 financial liabilities, the Group adopts the valuation techniques to determine the fair value. The fair value measurement of the financial instruments may involve unobservable inputs such as discount rate and possibility of payment. The Group periodically reviews all significant unobservable inputs and valuation adjustments used to measure the fair values of financial assets in Level 3.

Fair value hierarchy

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets measured at fair value

As at December 31, 2023

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB	RMB	RMB	RMB

Financial assets at FVTPL	1,951	-	-	1,951

As at December 31, 2024

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total	Total
	RMB	RMB	RMB	RMB	US$

Financial assets at FVTPL	1,141	-	-	1,141	156

Assets measured at fair value (continued)

The movements in the fair value measurements within Level 3 during the reporting period are as follows:

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$

Derivative financial instruments:
Carrying amount at January 1	2,822	-	-
Change in fair value during the year	(2,822)	-	-

At December 31	-	-	-

During the years ended December 31, 2022, 2023 and 2024, there were no transfers of fair value measurements between Level 1 and Level 2 and no transfers into or out of Level 3 for both financial assets and financial liabilities.